Fair Value of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2016
Derivative Fair Value Of Financial Instruments [Abstract]
Fair value of financial instruments

	June 30, 2016		December 31, 2015
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$25,327	$25,327	$26,750	$26,750
Restricted cash	$1,572	$1,572	$7,789	$7,789
Loans receivable from affiliates	$1,971	$1,971	$1,521	$1,521
Amounts due to related parties	$(7,352)	$(7,352)	$(8,680)	$(8,680)
Term Loan B facility, net	$(381,417)	$(339,215)	$(404,977)	$(406,410)
Other long-term debt, net	$(173,590)	$(174,953)	$(193,102)	$(194,569)

Fair value measurements on a nonrecurring basis

	Fair Value Measurements at June 30, 2016
	Total	Level I	Level II	Level III
Cash and cash equivalents	$25,327	$25,327	$—	$—
Restricted cash	$1,572	$1,572	$—	$—
Loans receivable from affiliates	$1,971	$—	$1,971	$—
Term Loan B facility, net (1)	$(339,215)	$—	$(339,215)	$—
Other long-term debt, net(1)	$(174,953)	$—	$(174,953)	$—

	Fair Value Measurements at June 30, 2016
	Total	Level I	Level II	Level III
Vessel held for sale	$125,000	$—	$125,000	$—

	Fair Value Measurements at December 31, 2015
	Total	Level I	Level II	Level III
Cash and cash equivalents	$26,750	$26,750	$—	$—
Restricted cash	$7,789	$7,789	$—	$—
Loans receivable from affiliates	$1,521	$—	$1,521	$—
Term Loan B facility, net (1)	$(406,410)	$—	$(406,410)	$—
Other long-term debt, net(1)	$(194,569)	$—	$(194,569)	$—